LOANS (covered) - Covered Commercial and Consumer Credit Exposure by Risk Attribute (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 861,033	$ 856,981
Real Estate - Construction	73,517	114,974
Real Estate - Commercial	1,417,008	1,233,067
Real Estate Residential	318,210	287,980
Installment	56,810	67,543
Home equity	367,500	358,960
Covered Loans
Financing Receivable, Recorded Investment [Line Items]
Commercial	102,126	195,892
Real Estate - Construction	10,631	17,120
Real Estate - Commercial	465,555	637,044
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	578,312	850,056
Real Estate Residential	100,694	121,117
Installment	8,674	13,176
Home equity	57,458	64,978
Other	2,978	3,917
Total	169,804	203,188
Covered Loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Commercial	48,213	113,201
Real Estate - Construction	2,304	2,506
Real Estate - Commercial	213,143	340,889
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	263,660	456,596
Covered Loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	16,293	22,468
Real Estate - Construction	7	3,597
Real Estate - Commercial	70,894	63,880
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	87,194	89,945
Covered Loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	35,596	52,103
Real Estate - Construction	8,320	11,017
Real Estate - Commercial	181,345	230,870
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	225,261	293,990
Covered Loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	2,024	8,120
Real Estate - Construction	0	0
Real Estate - Commercial	173	1,405
Loans and Leases Rec, Gross, Total Commercial, Consumer RE and Comm Mortgage	2,197	9,525
Covered Loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	100,694	121,117
Installment	8,674	13,176
Home equity	53,231	63,231
Other	2,967	3,899
Total	165,566	201,423
Covered Loans | Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Real Estate Residential	0	0
Installment	0	0
Home equity	4,227	1,747
Other	11	18
Total	$ 4,238	$ 1,765